INTEREST-BEARING BORROWINGS (Detail Textuals) - CNY (¥)				12 Months Ended
	Nov. 20, 2018	Jul. 11, 2018	Jun. 15, 2018	Dec. 31, 2018	Dec. 17, 2018	Jun. 07, 2018
Xiamen Asset Management Co., Ltd. ("Xiamen Asset")
Assets Sold under Agreements to Repurchase [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount	¥ 499,999,800					¥ 499,521,447
Interest rate	12.10%
Terms of transferred loans overdue				90 days
Amount of long-term funds obtained				¥ 846,513,676
Interest payable				10,882,954
WEIHAI BLUE OCEAN BANK Co.Ltd. ("BLUE OCEAN")
Assets Sold under Agreements to Repurchase [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount			¥ 499,991,939
Interest rate			12.10%
Terms of transferred loans overdue			80 days
Amount of long-term funds obtained				326,580,472
Interest payable				4,037,910
Haide Asset Management Co., Ltd. ("Haide Asset")
Assets Sold under Agreements to Repurchase [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount		¥ 200,000,000
Interest rate		12.10%
Terms of transferred loans overdue		90 days
Amount of long-term funds obtained				152,972,873
Interest payable				¥ 1,906,356
Suzhou Asset Management Co., Ltd. ("Suzhou Asset")
Assets Sold under Agreements to Repurchase [Line Items]
Loans principal, interest and financing service fee receivables with carrying amount					¥ 299,609,168
Interest rate				12.10%
Terms of transferred loans overdue				90 days
Amount of long-term funds obtained				¥ 299,609,168
Interest payable				¥ 496,614